ACQUISITION OF TOWER CONSTRUCTION & TECHNICAL SERVICES, INC. (Narrative) (Details)	Oct. 18, 2017
Tower Construction & Technical Services, Inc (TCTS) [Member]
Disclosure of detailed information about business combination [line items]
Ownership interest acquired	70.00%